Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision	The components of the income tax provision for fiscal year 2016 and 2015 were as follows:
	2016	2015
Current
Federal	$0	$0
State	0	0
	0	0
Deferred
Federal	0	0
State	0	0
	0	0

Total	$0	$0

Schedule of Reconciliation of Expected Income Tax Benefit Computed Using the Federal Statutory Income Tax Rate

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for fiscal year 2016 and 2015:

	2016	2015
Income tax computed at federal statutory tax rate	-34.0%	-34.0%
Non-deductible expenses	5.7	2.2
Change in Valuation allowance	28.3	31.8
Total	0%	0%

Schedule of Components of Deferred Tax Assets and Liabilities for Income Tax

Significant components of the Company’s deferred tax assets and liabilities for income taxes for the fiscal years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets
Provision for credit losses	$412,000	$335,000
Deferred rent		4,000
Intangible assets	391,000	425,000
Net Operating loss carryforwards	7,400,000	5,650,000
Total deferred tax assets	8,203,000	6,414,000
Less: Valuation allowance	(8,203,000)	(6,414,000)
Net deferred tax assets	$0	$0

Schedule of Components of Benefit from Income Taxes	The components of the income tax provision for fiscal year 2016 and 2015 were as follows:
	2016	2015
Current
Federal	$0	$0
State	0	0
	0	0
Deferred
Federal	0	0
State	0	0
	0	0

Total	$0	$0

Schedule of Reconciliations of Statutory Federal Income Tax Rate to Effective Tax Rate

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for fiscal year 2016 and 2015:

	2016	2015
Income tax computed at federal statutory tax rate	-34.0%	-34.0%
Non-deductible expenses	5.7	2.2
Change in Valuation allowance	28.3	31.8
Total	0%	0%

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities for income taxes for the fiscal years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets
Provision for credit losses	$412,000	$335,000
Deferred rent		4,000
Intangible assets	391,000	425,000
Net Operating loss carryforwards	7,400,000	5,650,000
Total deferred tax assets	8,203,000	6,414,000
Less: Valuation allowance	(8,203,000)	(6,414,000)
Net deferred tax assets	$0	$0

OneMain Holdings, Inc. [Member]
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision

Components of provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Current:
Federal	$185	$68	$257
Foreign	1	1	-
State	24	7	20
Total current	210	76	277

Deferred:
Federal	(81)	(178)	(4)
Foreign	3	-	-
State	(19)	(31)	(1)
Total deferred	(97)	(209)	(5)
Total	$113	$(133)	$272

Schedule of Reconciliation of Expected Income Tax Benefit Computed Using the Federal Statutory Income Tax Rate

Reconciliations of the statutory federal income tax rate to the effective tax rate were as follows:

Years Ended December 31,	2016	2015	2014

Statutory federal income tax rate	35.00%	35.00%	35.00%

Non-controlling interests	(2.77)	19.77	(5.12)
State income taxes, net of federal	1.05	7.06	1.41
Tax impact of United Kingdom subsidiary liquidation	(0.60)	-	-
Excess tax benefit on share-based compensation	(0.49)	-	-
Nontaxable investment income	(0.26)	0.20	(0.11)
Nondeductible compensation	-	(2.40)	-
Other, net	(0.16)	(0.61)	0.46
Effective income tax rate	31.77%	59.02%	31.64%

Schedule of Components of Deferred Tax Assets and Liabilities for Income Tax

Components of deferred tax assets and liabilities were as follows:

(dollars in millions)
December 31,	2016	2015

Deferred tax assets:
Allowance for loan losses	$246	$223
State taxes, net of federal	56	41
Mark-to-market	51	-
Pension/employee benefits	29	37
Acquisition costs	9	10
Legal and warranty reserve	6	6
Federal and foreign net operating losses and tax attributes	4	16
Other intangibles	1	-
Capital loss carryforward	-	27
Deferred insurance commissions	-	12
Joint venture	-	7
Payment protection insurance liability	-	2
Other	5	25
Total	407	406

Deferred tax liabilities:
Debt fair value adjustment	90	121
Impact of tax accounting method change	38	76
Goodwill	37	5
Discount - debt exchange	16	20
Deferred loan fees	12	4
Fixed assets	6	2
Insurance reserves	2	11
Deferred insurance commissions	1	-
Mark-to-market	-	22
Other intangibles	-	12
Total	202	273

Net deferred tax assets before valuation allowance	205	133
Valuation allowance	(29)	(38)
Net deferred tax assets	$176	$95

Components of Income (loss) Before Provision for (benefit From) Income Taxes

Components of income (loss) before provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Income (loss) before provision for (benefit from) income taxes - U.S. operations	$338	$(238)	$859
Income before provision for income taxes - foreign operations	18	12	2
Total	$356	$(226)	$861

Schedule of Components of Benefit from Income Taxes

Components of provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Current:
Federal	$185	$68	$257
Foreign	1	1	-
State	24	7	20
Total current	210	76	277

Deferred:
Federal	(81)	(178)	(4)
Foreign	3	-	-
State	(19)	(31)	(1)
Total deferred	(97)	(209)	(5)
Total	$113	$(133)	$272

Schedule of Reconciliations of Statutory Federal Income Tax Rate to Effective Tax Rate

Reconciliations of the statutory federal income tax rate to the effective tax rate were as follows:

Years Ended December 31,	2016	2015	2014

Statutory federal income tax rate	35.00%	35.00%	35.00%

Non-controlling interests	(2.77)	19.77	(5.12)
State income taxes, net of federal	1.05	7.06	1.41
Tax impact of United Kingdom subsidiary liquidation	(0.60)	-	-
Excess tax benefit on share-based compensation	(0.49)	-	-
Nontaxable investment income	(0.26)	0.20	(0.11)
Nondeductible compensation	-	(2.40)	-
Other, net	(0.16)	(0.61)	0.46
Effective income tax rate	31.77%	59.02%	31.64%

Schedule of Reconciliation of Beginning and Ending Balances of Total Amounts of Gross Unrecognized Tax Obligation

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits (all of which would affect the effective tax rate if recognized) is as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Balance at beginning of year	$15	$4	$2
Increases in tax positions for current years	2	10	-
Lapse in statute of limitations	(1)	-	(1)
Increases in tax positions for prior years	-	4	3
Decreases in tax positions for prior years	-	(2)	-
Settlements with tax authorities	-	(1)	-
Balance at end of year	$16	$15	$4

Schedule of Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities were as follows:

(dollars in millions)
December 31,	2016	2015

Deferred tax assets:
Allowance for loan losses	$246	$223
State taxes, net of federal	56	41
Mark-to-market	51	-
Pension/employee benefits	29	37
Acquisition costs	9	10
Legal and warranty reserve	6	6
Federal and foreign net operating losses and tax attributes	4	16
Other intangibles	1	-
Capital loss carryforward	-	27
Deferred insurance commissions	-	12
Joint venture	-	7
Payment protection insurance liability	-	2
Other	5	25
Total	407	406

Deferred tax liabilities:
Debt fair value adjustment	90	121
Impact of tax accounting method change	38	76
Goodwill	37	5
Discount - debt exchange	16	20
Deferred loan fees	12	4
Fixed assets	6	2
Insurance reserves	2	11
Deferred insurance commissions	1	-
Mark-to-market	-	22
Other intangibles	-	12
Total	202	273

Net deferred tax assets before valuation allowance	205	133
Valuation allowance	(29)	(38)
Net deferred tax assets	$176	$95